Summary of Significant Accounting Policies - Estimated useful life of assets (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Buildings
Property and Equipment
Estimated useful life	50 years	50 years
Installations (in general)
Property and Equipment
Estimated useful life	10 years	10 years
Equipment
Property and Equipment
Estimated useful life	5 years	5 years
Office furniture
Property and Equipment
Estimated useful life	5 years	5 years
Maximum | Software or computer programs
Property and Equipment
Estimated useful life	6 years